Balances and Transactions with Related Parties - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 22, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Proportion of ownership interest	100.00%
Selling, general and administrative expense [member]
Disclosure of transactions between related parties [line items]
Non-current provisions			$ 40
Income from equity interests in associates and joint ventures [Member] | YPF EE [member]
Disclosure of transactions between related parties [line items]
Non-current provisions			26
Income from equity interests in associates and joint ventures [Member] | CT Barragan [Member]
Disclosure of transactions between related parties [line items]
Non-current provisions			8
CHNC [member]
Disclosure of transactions between related parties [line items]
Purchase of gas and crude oil		$ 368	508	$ 453
Net balance payable		$ 13	$ 63	$ 38
Proportion of explotation concession of Loma Campana		50.00%
CDNC and CHNC [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest		100.00%